Capital and financial risk management - Contractual cash flows Receivables and Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Receivables	£ 15,311	£ 12,234
Payables	(15,316)	(12,329)
Due in less than one year | Foreign exchange contracts
Borrowings
Receivables	8,912	6,171
Payables	(8,873)	(6,180)
Due in less than one year | Interest rate swap contracts
Borrowings
Receivables	3,302	216
Payables	(3,330)	(289)
Between one and two years | Interest rate swap contracts
Borrowings
Receivables	1,242	3,274
Payables	(1,242)	(3,326)
Between two and three years | Interest rate swap contracts
Borrowings
Receivables	341	1,332
Payables	(347)	(1,294)
Between three and four years | Interest rate swap contracts
Borrowings
Receivables	620	349
Payables	(625)	(347)
Between four and five years | Interest rate swap contracts
Borrowings
Receivables	223	30
Payables	(227)	(29)
After five years | Interest rate swap contracts
Borrowings
Receivables	458	862
Payables	(468)	£ (864)
Foreign exchange contracts | Between one and two years
Borrowings
Receivables	103
Payables	(100)
Foreign exchange contracts | Between two and three years
Borrowings
Receivables	110
Payables	£ (104)